Segment and Geographic Information - Schedule of Segment Assets, Depreciation and Amortization and Capital Expenditures (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Information [Line Items]
Assets	¥ 320,251	¥ 322,948	¥ 328,006
Depreciation and amortization	10,407	10,513	9,798
Capital expenditures	26,006	9,399	10,690
Operating Segments [Member] | Digital Entertainment [Member]
Segment Information [Line Items]
Assets	156,840	161,510	162,387
Depreciation and amortization	4,413	2,530	1,957
Capital expenditures	2,201	1,844	1,156
Operating Segments [Member] | Health & Fitness [Member]
Segment Information [Line Items]
Assets	88,394	96,087	98,150
Depreciation and amortization	3,549	4,079	4,331
Capital expenditures	1,684	2,127	1,850
Operating Segments [Member] | Gaming & Systems [Member]
Segment Information [Line Items]
Assets	26,210	21,135	18,528
Depreciation and amortization	538	1,736	1,349
Capital expenditures	2,617	1,548	3,222
Operating Segments [Member] | Pachinko & Pachinko Slot Machines [Member]
Segment Information [Line Items]
Assets	22,138	19,906	20,327
Depreciation and amortization	358	342	299
Capital expenditures	1,505	516	532
Operating Segments [Member] | Corporate Segment [Member]
Segment Information [Line Items]
Assets	26,669	24,310	28,614
Depreciation and amortization	1,549	1,826	1,862
Capital expenditures	¥ 17,999	¥ 3,364	¥ 3,930